Earnings (loss) per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings (loss) per share
Weighted daily average of Common shares	166,645,546	148,315,445
Dilutive effect of stock options		5,375,592
Dilutive effect of warrants		4,611,720
Weighted average number of diluted shares	166,645,546	158,302,757
Number of anti-dilutive stock options and warrants excluded from fully diluted earnings per share calculation	8,403,000	4,664,396